Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
			Closing rate			Average rate
Currency	Name	Country	2017	2016	2015	2017	2016	2015

CAD	Canadian Dollars	Canada and Cuba	2.6380	2.4214	2.8124	2.4567	2.6348	2.5661
DOP	Dominican Pesos	Dominican republic	0.0685	0.0700	0.0860	0.0674	0.0755	0.0725
USD	US Dollar	Ecuador (i) , Panamá and Cuba (ii)	3.3080	3.2591	3.9048	3.2017	3.4749	3.2596
GTQ	Quetzal	Guatemala	0.4500	0.4343	0.5129	0.4344	0.4570	0.4265
PEN	Novo Sol	Peru (i)	-	0.9720	1.1440	-	1.0269	1.0396
ARS	Argentinean Peso	Argentina	0.1762	0.2056	0.3003	0.1931	0.2354	0.3581
BOB	Bolivian Peso	Bolivia	0.4753	0.4683	0.5610	0.4600	0.4993	0.4683
PYG	Guarani	Paraguai	0.0006	0.0006	0.0007	0.0006	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1151	0.1114	0.1304	0.1116	0.1166	0.1197
CLP	Chilean Peso	Chile	0.0054	0.0049	0.0055	0.0049	0.0051	0.0050
COP	Peso colombiano	Colômbia (i)	-	0.0011	0.0012	-	0.0011	0.0012
BBD	Barbadian Dollar	Barbados	1.6307	1.6075	-	1.5783	1.7139	-

Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Buildings (years)		25
Plant and equipment (years)		15
Fixtures (years)		10
Fittings (years)		10
External use assets (years)	2	-	5